Net Income Per Unit (Notes)	6 Months Ended
Jun. 30, 2012
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted [Abstract]
Net Income Per Unit
NET INCOME PER UNIT

We use the two-class method when calculating the net income per unit applicable to limited partners, because we have more than one participating security. Our participating securities consist of common units, subordinated units, general partner units and incentive distribution rights ("IDRs"). We base our calculation of net income per unit on the weighted-average number of common units outstanding during the period.

Net income attributable to the Partnership is allocated between the limited (both common and subordinated) and general partners in accordance with our partnership agreement. Distributions for the first and second quarters of 2012 include distributions for units issued as part of the Martinez Marine Terminal Acquisition. See Notes B and O for additional information including the issuance of common and general partner units to Tesoro.

Diluted net income per unit includes the effects of potentially dilutive units on our common units, which consist of unvested service and performance phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same as there are no potentially dilutive subordinated units outstanding.
The calculation of net income per unit is as follows (in thousands, except unit and per unit amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income attributable to partners	$13,085	$7,895	$24,641	$7,895
Less: General partner's distributions (including IDRs) (a)	363	153	599	153
Less: Limited partners' distributions on common units	6,343	3,734	12,178	3,734
Less: Limited partner's distributions on subordinated units	6,254	3,734	12,013	3,734
Distributions less than (greater than) earnings	$125	$274	$(149)	$274

General partner's earnings:
Distributions (including IDRs) (a)	$363	$153	$599	$153
Allocation of distributions less than (greater than) earnings	3	4	(3)	4
Total general partner's earnings	$366	$157	$596	$157

Limited partners' earnings on common units:
Distributions	$6,343	$3,734	$12,178	$3,734
Allocation of distributions less than (greater than) earnings	61	135	(73)	135
Total limited partners' earnings on common units	$6,404	$3,869	$12,105	$3,869

Limited partner's earnings on subordinated units:
Distributions	$6,254	$3,734	$12,013	$3,734
Allocation of distributions less than (greater than) earnings	61	135	(73)	135
Total limited partner's earnings on subordinated units	$6,315	$3,869	$11,940	$3,869

Weighted average limited partner units outstanding:
Common units - basic	15,464,686	15,254,890	15,359,788	15,254,890
Common unit equivalents	24,322	43,315	33,228	43,315
Common units - diluted	15,489,008	15,298,205	15,393,016	15,298,205

Subordinated units - basic and diluted	15,254,890	15,254,890	15,254,890	15,254,890

Net income per limited partner unit:
Common - basic	$0.41	$0.25	$0.79	$0.25
Common - diluted	$0.41	$0.25	$0.79	$0.25
Subordinated - basic and diluted	$0.41	$0.25	$0.78	$0.25
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(a)
General partner's distributions (including IDRs) consist of the 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.